Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments and Contingencies

28. COMMITMENTS AND CONTINGENCIES

The Group has future rental commitments related to its bandwidth leasing charges, office rental, fees for operating rights of licensed games in development, interest payment and certain other services as follows:

	Bandwidth leasing (in thousands)	Office rental (in thousands)	Fees for operating rights of licensed games in development (in thousands)	Others (in thousands)
2016	$7,655	$4,288	$3,038	$663
2017	1,339	3,506	150	34
2018 and thereafter	4	2,431	—	—

Total minimum payments required	$8,998	$10,225	$3,188	$697

Rental expenses, including bandwidth leasing charges and office rental, were approximately $30.2 million, $48.4 million, and $32.3 million, respectively, for the years ended December 31, 2013, 2014 and 2015 and were charged to the statement of comprehensive income as incurred.

The Group estimated the future capital commitments related to expenditures for rights to titles and characters for games in development, operating rights of licensed games with technological feasibility and cinema advertising slot rights to be as follows:

	Expenditures for rights to titles and characters for games in development (in thousands)	Expenditures for operating rights of licensed games with technological feasibility (in thousands)	Cinema advertising slot rights (in thousands)
2016	$1,623	$5,818	$23,745
2017	—	20,350	26,868
2018 and thereafter	—	—	11,272

Total minimum payments required	$1,623	$26,168	$61,885

The Group did not have any other significant capital and other commitments or guarantees as of December 31, 2015.

The Group did not have any material interest or penalties associated with tax positions nor did the Company have any significant unrecognized uncertain tax positions as of December 31, 2015.

The Group is not currently a party to any legal proceeding, investigation or claim which, in the opinion of the Group’s management, is likely to have a material adverse effect on the business, financial condition or results of operations.